Commitments and Contingencies - Presentation of Financial Statements (Narrative) (Details) $ in Thousands	9 Months Ended		48 Months Ended
	Sep. 30, 2018 USD ($) newbuilding	Sep. 30, 2017 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2017 USD ($)
Loss Contingencies [Line Items]
Net operating cash flow	$ 74,545	$ 196,107
Working capital deficit	426,000
Scheduled maturities and repayments of outstanding debt	$ 556,498			$ 589,767
Number of newbuildings | newbuilding	6
Scenario, Forecast
Loss Contingencies [Line Items]
Payments related to commitments to fund vessels under construction during 2018 through 2021			$ 795,000